Supplementary Information On Oil, NGL And Natural Gas Reserves (Summary of Net Quantities of Proved, Developed and Undeveloped Oil and Natural Gas Reserves) (Details)	12 Months Ended
	Sep. 30, 2016 bbl Mcf	Sep. 30, 2015 bbl Mcf	Sep. 30, 2014 bbl Mcf
Oil [Member]
Reserve Quantities [Line Items]
Proved Oil and Natural Gas Reserves, Beginning Balance	7,038,430	7,569,579	1,643,303
Revisions of previous estimates	(1,552,010)	(1,697,309)	(50,025)
Acquisitions (divestitures)			5,882,886
Extensions, discoveries and other additions	303,922	1,619,285	439,802
Production	(364,252)	(453,125)	(346,387)
Proved Oil and Natural Gas Reserves, Ending Balance	5,426,090	7,038,430	7,569,579
Natural Gas Liquids [Member]
Reserve Quantities [Line Items]
Proved Oil and Natural Gas Reserves, Beginning Balance	2,920,600	3,040,181	1,616,126
Revisions of previous estimates	(1,192,143)	(425,300)	469,897
Acquisitions (divestitures)			884,889
Extensions, discoveries and other additions	65,306	516,679	276,957
Production	(171,060)	(210,960)	(207,688)
Proved Oil and Natural Gas Reserves, Ending Balance	1,622,703	2,920,600	3,040,181
Natural Gas [Member]
Reserve Quantities [Line Items]
Proved Oil and Natural Gas Reserves, Beginning Balance | Mcf	120,214,044	142,492,360	132,289,167
Revisions of previous estimates | Mcf	(47,068,144)	(31,273,207)	(3,917,380)
Acquisitions (divestitures) | Mcf			8,191,448
Extensions, discoveries and other additions | Mcf	16,864,075	18,740,114	16,702,684
Production | Mcf	(8,284,377)	(9,745,223)	(10,773,559)
Proved Oil and Natural Gas Reserves, Ending Balance | Mcf	81,725,598	120,214,044	142,492,360